Investment Securities and Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Investment securities and derivatives [abstract]
Summary of Investments Securities and Derivatives

Investment securities and derivatives comprise:

	2024	2025

Total financial assets at FVTOCI	1,489,682	1,155,282
Total financial assets at FVTPL	17,149	22,464
Total financial assets at amortized cost	–	2,073

Total investment securities and derivatives	1,506,831	1,179,819

Summary of Financial Assets at FVTOCI

Financial assets at FVTOCI comprise:

	2024	2025

Debt securities	1,489,205	1,154,800
Equity investments	477	482

Total financial assets at FVTOCI	1,489,682	1,155,282

	Interest rate, %	2024	Interest rate, %	2025

Debt securities
Bonds of the Ministry of Finance of the Republic of Kazakhstan	0.60-16.70	1,192,962	0.60-15.35	781,476
Sovereign bonds of foreign countries	0.63-4.13	3,475	0.63-4.50	219,793
Corporate bonds	2.00-15.88	292,364	2.00-18.01	153,531
Discount notes of the NBRK	14.62	404	—	—

Total debt securities		1,489,205		1,154,800

Summary of Grading of Debt Securities

Debt securities are graded according to their external credit ratings issued by an international rating agencies, such as Standard and Poor’s, Fitch and Moody’s Investors Services and are graded as follows:

	A- and	BBB+ to	BB+	Not
	higher	BBB-	to B-	rated	Total
Debt securities as at 31 December 2024	36,415	1,373,391	4,957	74,442	1,489,205
Debt securities as at 31 December 2025	243,391	867,166	2,395	41,848	1,154,800

Summary of Financial Assets at FVTPL	Financial assets at FVTPL comprise:

	2024	2025

Investment funds	—	21,717
Derivative financial instruments	17,149	747

Total financial assets at FVTPL	17,149	22,464